Equity Compensation - Schedule of Fair Value Assumptions Used (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity volatility, minimum	34.00%
Equity volatility, maximum	36.00%
Weighted average risk-free interest rate, minimum	1.96%
Weighted average risk-free interest rate, maximum	2.54%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company enterprise value (in billions)	$ 4,190
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company enterprise value (in billions)	$ 4,560